Stockholders' Equity - Additional Information (Details) - Gores Metropoulos II, Inc.	Sep. 30, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Jul. 23, 2020 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		440,000,000
Number of votes for each share | Vote	1	1
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000	400,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	45,000,000	0
Common stock, shares outstanding (in shares)	45,000,000	0
Class F Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	11,250,000	11,500,000
Common stock, shares outstanding (in shares)	11,250,000	11,500,000
Preferred stock, shares issued (in shares)		11,500,000
Preferred stock, shares outstanding (in shares)		11,500,000